TAXES ON INCOME (Schedule of Net Profit (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
United States	$ (40)	$ 49
Israel	$ 864	$ 1,040